Property, plant, equipment and development costs - Discount Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
La Zanja
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	9.13%	7.01%
Pre-Tax discount rate	14.08%	10.81%
Rio Seco
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	10.60%	7.86%
Pre-Tax discount rate	16.34%	12.12%
Orcopampa
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	8.12%	6.04%
Pre-Tax discount rate	12.52%	9.31%
Uchucchacua
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	8.12%	6.04%
Pre-Tax discount rate	12.52%	9.31%